Fair Value Measurement	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT
NOTE 7:-	FAIR VALUE MEASUREMENT

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Company’s financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2016 and 2017:

	Fair value measurements
	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Government and corporate debentures	$-	$12,929	$-	$12,929
Convertible debentures	-	1,209	-	1,209
Dividend preference derivative in TSG (1)	-	-	2,400	2,400

Total financial assets	$-	$14,138	$2,400	$16,538

Liabilities:
Redeemable non-controlling interests (2)	$-	$-	$52,876	$52,876
Contingent consideration (2)	-	-	6,769	6,769

Total financial liabilities	$-	$-	$59,645	$59,645

	Fair value measurements
	December 31, 2016
	Level 1	Level 2	Level 3		Total
Assets:
Equity securities	$1,001	$-	$-		$1,001
Government and corporate debentures	6,019	47,724	-		53,743
Dividend preference derivative in TSG (1)	-	-	2,140		2,140

Total financial assets	$7,020	$47,724	$2,140		$56,884

Liabilities:
Redeemable non-controlling interests (2)	$-	$-	$46,484	*)	$46,484
Contingent consideration (2)	-	-	10,218	*)	10,218

Total financial liabilities	$-	$-	$56,702		$56,702

(1) The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.

(2) The fair value of redeemable non-controlling interests and contingent consideration was determined based on the present value of the future expected cash flow.

*) Adjustment to comparative data